Investment Objectives and Goals	Apr. 01, 2026
Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	LEVERAGE SHARES 2X CAPPED ACCELERATED COIN MONTHLY ETF (COIO)
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	LEVERAGE SHARES 2X CAPPED ACCELERATED MSTR MONTHLY ETF (MSOO)
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	LEVERAGE SHARES 2X CAPPED ACCELERATED NVDA MONTHLY ETF (NVDO)
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	LEVERAGE SHARES 2X CAPPED ACCELERATED PLTR MONTHLY ETF (PLOO)
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF
Prospectus [Line Items]
Risk/Return [Heading]	LEVERAGE SHARES 2X CAPPED ACCELERATED TSLA MONTHLY ETF (TSLO)